Prepaid Expenses and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	June 30,	December 31,
(in thousands)	2026	2025

Prepaid expenses	$3,110	$3,851
Tax authorities	172	162
Receivables on account of assets sold	25	235
Others	113	113
	$3,420	$4,361